PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 - PROPERTY, PLANT AND EQUIPMENT

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2013	2012
	U.S. dollars in thousands
Manufacturing equipment	$17,993	$14,365
Buildings	10,269	8,985
Laboratory equipment	2,792	2,442
Land*	951	951
Furniture, office equipment and computers	1,082	886
Leasehold improvements	161	161
Vehicles	18	42
Advances on account of acquisition of machinery and equipment	119	636
	33,385	28,468
Less: accumulated depreciation and amortization	7,021	5,504
	$26,364	$22,964

*	Land includes long-term leasehold rights in Israel with useful lives of 98 years.

Depreciation and amortization expense totaled $1,551,000, $1,422,000 and $1,233,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

As to pledges and guarantees, see Note 11.